Consolidated Statements of Profit or Loss and Other Comprehensive Income ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares
Statement [Line Items]
Revenue	¥ 295,897	¥ 162,881		¥ 146,054
Cost of sales	(126,026)	(44,281)		(32,343)
Gross profit	169,871	118,600		113,711
Other income, net	8,700	4,385		3,830
Selling and distribution expenses	(73,263)	(25,808)		(18,252)
Administrative expenses	(132,237)	(65,018)		(27,312)
Impairment losses on financial assets, net	(20,653)	(35,240)		(3,088)
Other operating expenses	(2,904)	(18)		(42)
Operating (loss)/profit	(50,486)	(3,099)		68,847
Share of loss of a joint venture	(491)	(9)		0
Finance costs	(7,684)	(10,105)		(3,242)
Finance income	79	1,621		258
(Loss)/profit before tax	(58,582)	(11,592)		65,863
Income tax expense	(1,035)	(3,622)		(9,101)
(Loss)/profit for the year	(59,617)	(15,214)		56,762
Total comprehensive(loss)/income for the year	(59,617)	(15,214)		56,762
Attributable to:
Equity holders of the parent	(59,570)	(16,423)		56,106
Non-controlling interests	¥ (47)	¥ 1,209		¥ 656
Class A And Class B Ordinary Shares [Member]
(LOSS)/EARNINGS PER SHARE
Basic | (per share)	¥ (2.03)	¥ (0.70)	$ 3.08	¥ 3.08
Diluted | (per share)	(2.03)	(0.70)	3.08	3.08
American depositary shares [Member]
(LOSS)/EARNINGS PER SHARE
Basic | (per share)	(2.03)	(0.70)	3.08	3.08
Diluted | (per share)	¥ (2.03)	¥ (0.70)	$ 3.08	¥ 3.08